Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Central Index Key	dei_EntityCentralIndexKey	0001420040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012

DUNHAM FUNDS

Dunham Real Estate Stock Fund

Class A (DAREX)

Class C (DCREX)

Class N (DNREX)

Supplement dated May 1, 2012 to the Prospectus dated March 1, 2012

The following supersedes any contrary information contained in the current Prospectus and Summary Prospectus.

Effective May 1, 2012, Cornerstone Real Estate Advisers LLC ("Cornerstone" or "Sub-Adviser") replaces Ten Asset Management, Inc. as sub-adviser to the Dunham Real Estate Stock Fund.

Reference is made to the section entitled "Fees and Expenses of the Fund" on page 1 of the Summary Prospectus and page 51 of the Prospectus. The table describing the Class A, C and N shareholder expenses of the Dunham Real Estate Stock Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.73%	0.73%	0.73%
Acquired Fund Fees and Expenses (2)	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	2.05%	2.80%	1.80%

(1)

Management Fees have been restated to reflect a new sub-advisory agreement that is effective May 1, 2012. Actual sub-advisory fees may be higher or lower depending on Fund performance. The new sub-advisory fee is a fulcrum fee with a base or fulcrum of 0.40% and can range from 0.10% to 0.70% depending on the effect of performance fees.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

The table under the section entitled "Example" on page 2 of the Summary Prospectus and page 52 of the Prospectus describing the costs of investing in shares of the Dunham Real Estate Stock Fund is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$771	$1,181	$1,615	$2,817
Class C	$283	$868	$1,479	$3,128
Class N	$183	$566	$975	$2,116

The information contained in the section entitled "Principal Investment Strategies" on page 2 of the Summary Prospectus and on page 52 of the Prospectus and in the section entitled "PRINCIPAL INVESTMENT STRATEGIES", subsection "Dunham Real Estate Stock Fund" on page 82 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund's sub-adviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity securities (including real estate investment trusts ("REITs")) of U.S. real estate companies. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in equity securities of companies principally engaged in the U.S. real estate industry. The Fund defines a company as principally engaged in the U.S. real estate industry if at least 50% of the company's revenues or 50% of the market value of the company's assets are related to the ownership, construction, management or sale of U.S. real estate. The sub-adviser believes that by investing in equity securities of real estate companies, rather than investing in individual commercial or residential properties, the Fund's returns may be higher because of the benefits of diversification that include the avoidance of excess exposure to property-specific risks such as tenant default, illiquidity, property damage and vacancy. In general, the sub-adviser buys securities of issuers that generate above-average cash flow from operations and are trading at an attractive valuation. The sub-adviser sells securities when a company no longer meets its selection criteria or there is a sufficiently more attractive company. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

The sub-adviser seeks to outperform other real estate funds using in-house knowledge, research and its understanding of the real estate market. The sub-adviser seeks to find favorable real estate investments in the public markets through disciplined analysis by combining bottom-up fundamental research of companies with a research driven top-down asset allocation. Through such analysis, the sub-adviser seeks to deliver total return by identifying individual company value and by repositioning the Fund's portfolio to be invested in companies with the best property types and geographic regions based on current real estate market conditions. Additionally, the sub-adviser focuses the Fund's securities portfolio on investments that generally provide income and also have the potential for long-term capital appreciation.

Supplement dated May 1, 2012

Dunham Real Estate Stock Fund
Shareholder Fees - Dunham Real Estate Stock Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses - Dunham Real Estate Stock Fund		Class A	Class C	Class N
Management Fees	[1]	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.73%	0.73%	0.73%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		2.05%	2.80%	1.80%
[1]	Management Fees have been restated to reflect a new sub-advisory agreement that is effective May 1, 2012. Actual sub-advisory fees may be higher or lower depending on Fund performance. The new sub-advisory fee is a fulcrum fee with a base or fulcrum of 0.40% and can range from 0.10% to 0.70% depending on the effect of performance fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example - Dunham Real Estate Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	771	1,181	1,615	2,817
Class C	283	868	1,479	3,128
Class N	183	566	975	2,116

Principal Investment Strategies

The Fund's sub-adviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity securities (including real estate investment trusts ("REITs")) of U.S. real estate companies. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in equity securities of companies principally engaged in the U.S. real estate industry. The Fund defines a company as principally engaged in the U.S. real estate industry if at least 50% of the company's revenues or 50% of the market value of the company's assets are related to the ownership, construction, management or sale of U.S. real estate. The sub-adviser believes that by investing in equity securities of real estate companies, rather than investing in individual commercial or residential properties, the Fund's returns may be higher because of the benefits of diversification that include the avoidance of excess exposure to property-specific risks such as tenant default, illiquidity, property damage and vacancy. In general, the sub-adviser buys securities of issuers that generate above-average cash flow from operations and are trading at an attractive valuation. The sub-adviser sells securities when a company no longer meets its selection criteria or there is a sufficiently more attractive company. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

The sub-adviser seeks to outperform other real estate funds using in-house knowledge, research and its understanding of the real estate market. The sub-adviser seeks to find favorable real estate investments in the public markets through disciplined analysis by combining bottom-up fundamental research of companies with a research driven top-down asset allocation. Through such analysis, the sub-adviser seeks to deliver total return by identifying individual company value and by repositioning the Fund's portfolio to be invested in companies with the best property types and geographic regions based on current real estate market conditions. Additionally, the sub-adviser focuses the Fund's securities portfolio on investments that generally provide income and also have the potential for long-term capital appreciation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement [Text Block]	cik0001420040_SupplementTextBlock

DUNHAM FUNDS

Dunham Real Estate Stock Fund

Class A (DAREX)

Class C (DCREX)

Class N (DNREX)

Supplement dated May 1, 2012 to the Prospectus dated March 1, 2012

The following supersedes any contrary information contained in the current Prospectus and Summary Prospectus.

Effective May 1, 2012, Cornerstone Real Estate Advisers LLC ("Cornerstone" or "Sub-Adviser") replaces Ten Asset Management, Inc. as sub-adviser to the Dunham Real Estate Stock Fund.

Reference is made to the section entitled "Fees and Expenses of the Fund" on page 1 of the Summary Prospectus and page 51 of the Prospectus. The table describing the Class A, C and N shareholder expenses of the Dunham Real Estate Stock Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.73%	0.73%	0.73%
Acquired Fund Fees and Expenses (2)	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	2.05%	2.80%	1.80%

(1)

Management Fees have been restated to reflect a new sub-advisory agreement that is effective May 1, 2012. Actual sub-advisory fees may be higher or lower depending on Fund performance. The new sub-advisory fee is a fulcrum fee with a base or fulcrum of 0.40% and can range from 0.10% to 0.70% depending on the effect of performance fees.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

The table under the section entitled "Example" on page 2 of the Summary Prospectus and page 52 of the Prospectus describing the costs of investing in shares of the Dunham Real Estate Stock Fund is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$771	$1,181	$1,615	$2,817
Class C	$283	$868	$1,479	$3,128
Class N	$183	$566	$975	$2,116

The information contained in the section entitled "Principal Investment Strategies" on page 2 of the Summary Prospectus and on page 52 of the Prospectus and in the section entitled "PRINCIPAL INVESTMENT STRATEGIES", subsection "Dunham Real Estate Stock Fund" on page 82 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund's sub-adviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity securities (including real estate investment trusts ("REITs")) of U.S. real estate companies. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in equity securities of companies principally engaged in the U.S. real estate industry. The Fund defines a company as principally engaged in the U.S. real estate industry if at least 50% of the company's revenues or 50% of the market value of the company's assets are related to the ownership, construction, management or sale of U.S. real estate. The sub-adviser believes that by investing in equity securities of real estate companies, rather than investing in individual commercial or residential properties, the Fund's returns may be higher because of the benefits of diversification that include the avoidance of excess exposure to property-specific risks such as tenant default, illiquidity, property damage and vacancy. In general, the sub-adviser buys securities of issuers that generate above-average cash flow from operations and are trading at an attractive valuation. The sub-adviser sells securities when a company no longer meets its selection criteria or there is a sufficiently more attractive company. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

The sub-adviser seeks to outperform other real estate funds using in-house knowledge, research and its understanding of the real estate market. The sub-adviser seeks to find favorable real estate investments in the public markets through disciplined analysis by combining bottom-up fundamental research of companies with a research driven top-down asset allocation. Through such analysis, the sub-adviser seeks to deliver total return by identifying individual company value and by repositioning the Fund's portfolio to be invested in companies with the best property types and geographic regions based on current real estate market conditions. Additionally, the sub-adviser focuses the Fund's securities portfolio on investments that generally provide income and also have the potential for long-term capital appreciation.

Supplement dated May 1, 2012

Dunham Real Estate Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
1 Year	rr_ExpenseExampleYear01	771
3 Years	rr_ExpenseExampleYear03	1,181
5 Years	rr_ExpenseExampleYear05	1,615
10 Years	rr_ExpenseExampleYear10	2,817
Dunham Real Estate Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.80%
1 Year	rr_ExpenseExampleYear01	283
3 Years	rr_ExpenseExampleYear03	868
5 Years	rr_ExpenseExampleYear05	1,479
10 Years	rr_ExpenseExampleYear10	3,128
Dunham Real Estate Stock Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
1 Year	rr_ExpenseExampleYear01	183
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	975
10 Years	rr_ExpenseExampleYear10	2,116
Dunham Real Estate Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's sub-adviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity securities (including real estate investment trusts ("REITs")) of U.S. real estate companies. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in equity securities of companies principally engaged in the U.S. real estate industry. The Fund defines a company as principally engaged in the U.S. real estate industry if at least 50% of the company's revenues or 50% of the market value of the company's assets are related to the ownership, construction, management or sale of U.S. real estate. The sub-adviser believes that by investing in equity securities of real estate companies, rather than investing in individual commercial or residential properties, the Fund's returns may be higher because of the benefits of diversification that include the avoidance of excess exposure to property-specific risks such as tenant default, illiquidity, property damage and vacancy. In general, the sub-adviser buys securities of issuers that generate above-average cash flow from operations and are trading at an attractive valuation. The sub-adviser sells securities when a company no longer meets its selection criteria or there is a sufficiently more attractive company. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

The sub-adviser seeks to outperform other real estate funds using in-house knowledge, research and its understanding of the real estate market. The sub-adviser seeks to find favorable real estate investments in the public markets through disciplined analysis by combining bottom-up fundamental research of companies with a research driven top-down asset allocation. Through such analysis, the sub-adviser seeks to deliver total return by identifying individual company value and by repositioning the Fund's portfolio to be invested in companies with the best property types and geographic regions based on current real estate market conditions. Additionally, the sub-adviser focuses the Fund's securities portfolio on investments that generally provide income and also have the potential for long-term capital appreciation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in equity securities of companies principally engaged in the U.S. real estate industry.

[1]	Management Fees have been restated to reflect a new sub-advisory agreement that is effective May 1, 2012. Actual sub-advisory fees may be higher or lower depending on Fund performance. The new sub-advisory fee is a fulcrum fee with a base or fulcrum of 0.40% and can range from 0.10% to 0.70% depending on the effect of performance fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012